Pension and Severance Benefits - Expected Benefit Payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Domestic Plans
Defined Benefit Plan and Severance [Line Items]
2014	$ 2,081
2015	2,044
2016	2,000
2017	1,963
2018	1,911
2019-2022	8,685
Foreign Plans
Defined Benefit Plan and Severance [Line Items]
2014	9,141
2015	8,953
2016	8,679
2017	8,754
2018	8,634
2019-2022	$ 42,876